Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 45,118	$ 41,528
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	40,556	37,694
Common equity tier 1 capital to risk-weighted assets, Actual Amount	40,556	37,694
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	$ 40,556	$ 37,694
Total Capital to risk weighted assets, Actual Ratio	12.46%	13.67%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	11.20%	12.40%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	11.20%	12.40%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	9.66%	11.12%
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount		$ 24,310
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount		18,233
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount		13,675
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount		$ 13,557
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio		8.00%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio		6.00%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio		4.50%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio		4.00%
Capital Required to be Well Capitalized	$ 36,218	$ 30,388
Tier One Risk Based Capital Required to be Well Capitalized	28,974	24,310
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Amount	23,542	19,752
Tier One Leverage Capital Required to be Well Capitalized	$ 20,991	$ 16,946
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Ratio	6.50%	6.50%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Basel III Phase-In Schedule [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	$ 31,256
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	24,013
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount	18,580
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 16,792
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.63%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	6.63%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio	5.13%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%
Basel III Fully Phased-In [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	$ 38,029
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	30,785
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount	25,353
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 16,792
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	10.50%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.50%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio	7.00%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%